Fair Value Measurement (Fair Value Assets and Liabilities Measured on a Recurring Basis) (Details) (KRW) In Millions	Dec. 31, 2010	Dec. 31, 2009
Assets measured at fair value, other investments	79,456	79,228
Assets measured at fair value, other assets-hedging derivatives	108,944	48,070
Liabilities measured at fair value, other liabilities-hedging derivatives	217,891	209,929
Foreign Exchange Spot Contracts [Member]
Liabilities measured at fair value, trading liabilities	1,839	2,812
Foreign Exchange Spot Contracts [Member] | Fair Value, Inputs, Level 2 [Member]
Liabilities measured at fair value, trading liabilities	1,839	2,812
Foreign Exchange Spot Contracts [Member]
Assets measured at fair value, trading assets	1,415	2,878
Foreign Exchange Spot Contracts [Member] | Fair Value, Inputs, Level 2 [Member]
Assets measured at fair value, trading assets	1,415	2,878
Securities Sold, Not yet Purchased [Member]
Liabilities measured at fair value, trading liabilities	1,279,869	1,347,668
Securities Sold, Not yet Purchased [Member] | Fair Value, Inputs, Level 1 [Member]
Liabilities measured at fair value, trading liabilities	1,279,869	1,347,668
Derivative Liabilities [Member]
Liabilities measured at fair value, trading liabilities	1,987,743	2,895,624
Derivative Liabilities [Member] | Fair Value, Inputs, Level 1 [Member]
Liabilities measured at fair value, trading liabilities	7,576	398
Derivative Liabilities [Member] | Fair Value, Inputs, Level 2 [Member]
Liabilities measured at fair value, trading liabilities	1,880,493	2,588,027
Derivative Liabilities [Member] | Fair Value, Inputs, Level 3 [Member]
Liabilities measured at fair value, trading liabilities	99,674	307,199
Foreign Exchange Derivatives [Member]
Liabilities measured at fair value, trading liabilities	1,110,304
Foreign Exchange Derivatives [Member] | Fair Value, Inputs, Level 2 [Member]
Liabilities measured at fair value, trading liabilities	1,110,304
Foreign Exchange Derivatives [Member]
Assets measured at fair value, trading assets	1,747,629
Foreign Exchange Derivatives [Member] | Fair Value, Inputs, Level 2 [Member]
Assets measured at fair value, trading assets	1,743,012
Foreign Exchange Derivatives [Member] | Fair Value, Inputs, Level 3 [Member]
Assets measured at fair value, trading assets	4,617
Interest Rate Derivatives [Member]
Liabilities measured at fair value, trading liabilities	732,425
Interest Rate Derivatives [Member] | Fair Value, Inputs, Level 2 [Member]
Liabilities measured at fair value, trading liabilities	721,931
Interest Rate Derivatives [Member] | Fair Value, Inputs, Level 3 [Member]
Liabilities measured at fair value, trading liabilities	10,494
Interest Rate Derivatives [Member]
Assets measured at fair value, trading assets	596,004
Interest Rate Derivatives [Member] | Fair Value, Inputs, Level 2 [Member]
Assets measured at fair value, trading assets	586,694
Interest Rate Derivatives [Member] | Fair Value, Inputs, Level 3 [Member]
Assets measured at fair value, trading assets	9,310
Equity Derivatives [Member]
Liabilities measured at fair value, trading liabilities	141,501
Equity Derivatives [Member] | Fair Value, Inputs, Level 1 [Member]
Liabilities measured at fair value, trading liabilities	7,576
Equity Derivatives [Member] | Fair Value, Inputs, Level 2 [Member]
Liabilities measured at fair value, trading liabilities	48,258
Equity Derivatives [Member] | Fair Value, Inputs, Level 3 [Member]
Liabilities measured at fair value, trading liabilities	85,667
Equity Derivatives [Member]
Assets measured at fair value, trading assets	38,949
Equity Derivatives [Member] | Fair Value, Inputs, Level 1 [Member]
Assets measured at fair value, trading assets	809
Equity Derivatives [Member] | Fair Value, Inputs, Level 2 [Member]
Assets measured at fair value, trading assets	25,187
Equity Derivatives [Member] | Fair Value, Inputs, Level 3 [Member]
Assets measured at fair value, trading assets	12,953
Other [Member]
Liabilities measured at fair value, trading liabilities	3,513
Other [Member] | Fair Value, Inputs, Level 3 [Member]
Liabilities measured at fair value, trading liabilities	3,513
Other [Member]
Assets measured at fair value, trading assets	3,743
Other [Member] | Fair Value, Inputs, Level 3 [Member]
Assets measured at fair value, trading assets	3,743
Derivative Assets [Member]
Assets measured at fair value, trading assets	2,388,279	3,258,435
Derivative Assets [Member] | Fair Value, Inputs, Level 1 [Member]
Assets measured at fair value, trading assets	809	79
Derivative Assets [Member] | Fair Value, Inputs, Level 2 [Member]
Assets measured at fair value, trading assets	2,354,893	3,177,419
Derivative Assets [Member] | Fair Value, Inputs, Level 3 [Member]
Assets measured at fair value, trading assets	32,577	80,937
Credit Derivatives [Member]
Assets measured at fair value, trading assets	1,954
Credit Derivatives [Member] | Fair Value, Inputs, Level 3 [Member]
Assets measured at fair value, trading assets	1,954
Trading Assets [Member]
Assets measured at fair value, trading assets	3,695,119	4,460,242
Trading Assets [Member] | Fair Value, Inputs, Level 1 [Member]
Assets measured at fair value, trading assets	1,736,619	2,284,545
Trading Assets [Member] | Fair Value, Inputs, Level 2 [Member]
Assets measured at fair value, trading assets	1,958,500	2,175,697
Available-for-Sale Securities [Member]
Assets measured at fair value, investments	18,636,261	18,710,792
Available-for-Sale Securities [Member] | Fair Value, Inputs, Level 1 [Member]
Assets measured at fair value, investments	9,466,515	9,954,399
Available-for-Sale Securities [Member] | Fair Value, Inputs, Level 2 [Member]
Assets measured at fair value, investments	8,748,394	8,649,829
Available-for-Sale Securities [Member] | Fair Value, Inputs, Level 3 [Member]
Assets measured at fair value, investments	421,352	106,564
Debt Securities [Member]
Assets measured at fair value, trading assets	3,518,906
Assets measured at fair value, investments	17,309,120	17,576,165
Debt Securities [Member] | Fair Value, Inputs, Level 1 [Member]
Assets measured at fair value, trading assets	1,624,085
Assets measured at fair value, investments	8,561,574	8,926,968
Debt Securities [Member] | Fair Value, Inputs, Level 2 [Member]
Assets measured at fair value, trading assets	1,894,821
Assets measured at fair value, investments	8,747,546	8,648,320
Debt Securities [Member] | Fair Value, Inputs, Level 3 [Member]
Assets measured at fair value, investments		877
Korean Treasury and Government Agencies [Member]
Assets measured at fair value, trading assets	910,651
Assets measured at fair value, investments	8,213,217	7,891,602
Korean Treasury and Government Agencies [Member] | Fair Value, Inputs, Level 1 [Member]
Assets measured at fair value, trading assets	692,727
Assets measured at fair value, investments	6,304,090	6,243,284
Korean Treasury and Government Agencies [Member] | Fair Value, Inputs, Level 2 [Member]
Assets measured at fair value, trading assets	217,924
Assets measured at fair value, investments	1,909,127	1,648,318
Corporate [Member]
Assets measured at fair value, trading assets	151,091
Assets measured at fair value, investments	1,285,033	1,281,517
Corporate [Member] | Fair Value, Inputs, Level 2 [Member]
Assets measured at fair value, trading assets	151,091
Assets measured at fair value, investments	1,285,033	1,281,470
Corporate [Member] | Fair Value, Inputs, Level 3 [Member]
Assets measured at fair value, investments		47
Financial Institutions [Member]
Assets measured at fair value, trading assets	2,285,452
Assets measured at fair value, investments	6,000,232	6,404,763
Financial Institutions [Member] | Fair Value, Inputs, Level 1 [Member]
Assets measured at fair value, trading assets	931,358
Assets measured at fair value, investments	2,257,484	2,683,684
Financial Institutions [Member] | Fair Value, Inputs, Level 2 [Member]
Assets measured at fair value, trading assets	1,354,094
Assets measured at fair value, investments	3,742,748	3,721,079
Asset-Backed Securities [Member]
Assets measured at fair value, trading assets	171,712
Assets measured at fair value, investments	1,810,638	1,998,283
Asset-Backed Securities [Member] | Fair Value, Inputs, Level 2 [Member]
Assets measured at fair value, trading assets	171,712
Assets measured at fair value, investments	1,810,638	1,997,453
Asset-Backed Securities [Member] | Fair Value, Inputs, Level 3 [Member]
Assets measured at fair value, investments		830
Equity Securities [Member]
Assets measured at fair value, trading assets	176,213
Assets measured at fair value, investments	1,327,141	1,134,627
Equity Securities [Member] | Fair Value, Inputs, Level 1 [Member]
Assets measured at fair value, trading assets	112,534
Assets measured at fair value, investments	904,941	1,027,431
Equity Securities [Member] | Fair Value, Inputs, Level 2 [Member]
Assets measured at fair value, trading assets	63,679
Assets measured at fair value, investments	848	1,509
Equity Securities [Member] | Fair Value, Inputs, Level 3 [Member]
Assets measured at fair value, investments	421,352	105,687
Fair Value, Inputs, Level 1 [Member]
Assets measured at fair value, other investments	1,809	2,767
Fair Value, Inputs, Level 2 [Member]
Assets measured at fair value, other assets-hedging derivatives	103,308	47,787
Liabilities measured at fair value, other liabilities-hedging derivatives	192,933	173,013
Fair Value, Inputs, Level 3 [Member]
Assets measured at fair value, other investments	77,647	76,461
Assets measured at fair value, other assets-hedging derivatives	5,636	283
Liabilities measured at fair value, other liabilities-hedging derivatives	24,958	36,916